Net Income Per Share - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Difference amount between basic and diluted net income per share (in dollars per share)	$ 0.01	$ 0.01	$ 0
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income	$ 1.0	$ 1.0	$ 1.0